Operating lease receivables - Schedule of Aging Profile of Lease Receivables (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Lease Receivables [Line Items]
Total	$ 10,100,832	$ 7,690,195	$ 9,039,147
0-30 days
Operating Lease Receivables [Line Items]
Total	9,338,540	6,732,985	8,345,097
30-60 days
Operating Lease Receivables [Line Items]
Total	335,498	260,832	263,033
60-90 days
Operating Lease Receivables [Line Items]
Total	146,708	610,770	269,054
Over 90 days
Operating Lease Receivables [Line Items]
Total	$ 280,086	$ 85,608	$ 161,963